CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Revenue:
Product	$ 1,239	$ 1,608	$ 4,203	$ 4,611	$ 5,856	$ 4,441
IP license, royalty and other	1,555	1,912	4,879	4,941	8,143	10,546
Total revenue	2,794	3,520	9,082	9,552	13,999	14,987
Cost of revenue:
Product	189	235	569	471	642	357
IP license, royalty and other	511	658	1,887	1,131	2,301	2,308
Total cost of revenue	700	893	2,456	1,602	2,943	2,665
Gross profit	2,094	2,627	6,626	7,950	11,056	12,322
Operating expenses:
Sales and marketing	1,771	1,573	5,640	4,516	6,386	5,218
Research and development	2,203	3,234	8,050	8,653	11,408	10,702
General and administrative	1,732	935	3,513	2,530	3,590	3,158
Amortization of intangible assets	0	16	0	110	110	629
Total operating expenses	5,706	5,758	17,203	15,809	21,494	19,707
Loss from operations	(3,612)	(3,131)	(10,577)	(7,859)	(10,438)	(7,385)
Interest expense	(69)	(75)	(203)	(178)	(241)	(104)
Change in value of derivative liability	771	0	771	0
Other income (expense)	0	(31)	4	(16)	(17)	(6)
Net loss	(2,910)	(3,237)	(10,005)	(8,053)	(10,696)	(7,495)
Dividends and beneficial conversion on preferred stock	(1,146)	0	(2,010)	0
Net loss available to common stockholders, basic and diluted	$ (4,056)	$ (3,237)	$ (12,015)	$ (8,053)
Net loss per share available to common stockholders, basic and diluted (in dollars per share)	$ (0.34)	$ (0.29)	$ (1.01)	$ (0.73)	$ (0.95)	$ (0.69)
Shares used in computing net loss per share:
Available to common stockholders, basic and diluted (in shares)	11,881,928	11,194,755	11,845,796	11,072,574	11,245,813	10,820,028